Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement Income Fund

The Strategic Target Allocations table, corresponding footnote and the sentence immediately preceding such table in the “What are the Fund’s main investment strategies?” section in the Fund’s prospectuses and summary prospectuses are hereby replaced with the following:

The Fund’s strategic target allocations among various asset and sub-asset classes as of February 12, 2019 are set forth below:

Strategic Target Allocations[1]

Fixed Income	62.5%
U.S. Fixed Income Funds	41.3%
Inflation Managed Funds	7.5%
High Yield Fixed Income Funds	10.0%
Emerging Markets Debt Funds	3.8%

Equity	32.5%
U.S. Large Cap Equity Funds	14.3%
U.S. Small/Mid Cap Equity Funds	3.3%
REIT Funds	2.0%
International Equity Funds	9.8%
Emerging Markets Equity Funds	3.3%

Money Market/Cash and Cash Equivalents	5.0%
Money Market/Cash and Cash Equivalents	5.0%

Commodities	0.0%
Commodities Funds	0.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® Income Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement Income Fund

The Strategic Target Allocations table, corresponding footnote and the sentence immediately preceding such table in the “What are the Fund’s main investment strategies?” section in the Fund’s prospectuses and summary prospectuses are hereby replaced with the following:

The Fund’s strategic target allocations among various asset and sub-asset classes as of February 12, 2019 are set forth below:

Strategic Target Allocations[1]

Fixed Income	62.5%
U.S. Fixed Income Funds	41.3%
Inflation Managed Funds	7.5%
High Yield Fixed Income Funds	10.0%
Emerging Markets Debt Funds	3.8%

Equity	32.5%
U.S. Large Cap Equity Funds	14.3%
U.S. Small/Mid Cap Equity Funds	3.3%
REIT Funds	2.0%
International Equity Funds	9.8%
Emerging Markets Equity Funds	3.3%

Money Market/Cash and Cash Equivalents	5.0%
Money Market/Cash and Cash Equivalents	5.0%

Commodities	0.0%
Commodities Funds	0.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2020 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2025 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2030 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2035 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2040 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2045 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2050 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2055 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2060 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s Investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes mutual funds and, to a lesser extent, exchange traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE